Investments	12 Months Ended
Dec. 31, 2017
Disclosure of Investment [Abstract]
Investments

NOTE 5 –Investments

In February 2017, the Company acquired 600,000 shares of Contact Gold Corp. for a total of $300,000, which have been classified as held for trading and measured at fair value. The fair value of the investment as at December 31, 2017 was $306,000 (2016 - $nil). In connection with the acquisition of Battle Mountain Gold Inc. (“BMG”) (Note 6), the Company acquired certain marketable securities, which have been classified as held for trading and measured at fair value. As at December 31, 2017, the fair value of the investment was $3,035 (2016 - $nil). During the year ended December 31, 2017, the Company recorded an unrealized gain of $8,457 on all of its held for trading investments which has been recorded through profit or loss.